Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2022 EUR (€)
Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 25,994
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.17%
EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 20,138
CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	6.17%
CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (87)
Spread (as a percent)	0.00%
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.54%
GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 598
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.49%
Interest rate (as a percent)	2.27%
USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (937)
UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	10.26%
UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 111
ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	60.06%
ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (226)
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.85%
Interest rate (as a percent)	10.86%
BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,412
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.52%)
Interest rate (as a percent)	4.04%
CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,287
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.53%
PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 820
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.21%
Interest rate (as a percent)	0.00%
VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 89
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	2.66%
Interest rate (as a percent)	3.72%
COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 806
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (20)
Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.84%
Interest rate (as a percent)	6.88%
Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4
Floating rate | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	10,989
Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8,955
Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	134
Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,067
Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	441
Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16
Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	89
Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	263
Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24
Fixed rate | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15,005
Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	11,183
Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(87)
Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	598
Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,071)
Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	111
Fixed rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(226)
Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,345
Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	846
Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	804
Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	543
Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(20)
Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(20)
Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	26,687
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 20,715
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (86)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 597
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (899)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 115
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (232)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 3,478
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,289
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 9
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 823
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 89
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 822
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (20)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (13)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 15,337
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	13,208
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	175
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	1,098
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	455
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	9
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	16
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	89
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	273
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	15
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	11,350
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	7,507
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(86)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	598
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1,074)
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	115
Fair value | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(232)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	2,380
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	834
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	807
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	549
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(20)
Fair value | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(28)
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt (*)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	27,699
Fair value | Underlying debt (*) | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 12,461
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 922
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 13,038
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 119
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (232)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 868
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (234)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 115
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 474
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 89
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 339
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (20)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (240)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 2,784
Fair value | Underlying debt (*) | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1,079
Fair value | Underlying debt (*) | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	329
Fair value | Underlying debt (*) | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	827
Fair value | Underlying debt (*) | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(21)
Fair value | Underlying debt (*) | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	115
Fair value | Underlying debt (*) | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	16
Fair value | Underlying debt (*) | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	89
Fair value | Underlying debt (*) | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	335
Fair value | Underlying debt (*) | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	15
Fair value | Underlying debt (*) | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	24,915
Fair value | Underlying debt (*) | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	11,382
Fair value | Underlying debt (*) | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	922
Fair value | Underlying debt (*) | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	12,709
Fair value | Underlying debt (*) | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	119
Fair value | Underlying debt (*) | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(232)
Fair value | Underlying debt (*) | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	41
Fair value | Underlying debt (*) | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(213)
Fair value | Underlying debt (*) | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	458
Fair value | Underlying debt (*) | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	4
Fair value | Underlying debt (*) | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(20)
Fair value | Underlying debt (*) | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(255)
Fair value | Underlying debt (*) | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1,012)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 8,254
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (86)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (325)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (13,937)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (4)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 2,610
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,523
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (106)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 349
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 483
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 227
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 12,553
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	12,129
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1)
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(154)
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	271
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	476
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(106)
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(62)
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(13,565)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(3,875)
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(86)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(324)
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(13,783)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(4)
Fair value | Derivative instruments | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	2,339
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	1,047
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	349
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	545
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	227
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
2023 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.04%
Interest rate (as a percent)	1.29%
2023 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (8,499)
2023 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	6.17%
2023 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (87)
Spread (as a percent)	0.00%
2023 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.49%
2023 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 610
2023 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
2023 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.18%
2023 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (982)
2023 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.85%
2023 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (15)
2023 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	61.15%
2023 | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (222)
2023 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.57%)
Interest rate (as a percent)	10.86%
2023 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,125
2023 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.84%
2023 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 428
2023 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2023 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.36%
2023 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 294
2023 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2023 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.35%
2023 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (13)
2023 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (20)
2023 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.84%
Interest rate (as a percent)	10.66%
2023 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 163
2023 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,933
2023 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
2023 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(220)
2023 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(19)
2023 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16
2023 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	9
2023 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24
2023 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(10,432)
2023 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(87)
2023 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	610
2023 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2023 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(975)
2023 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(15)
2023 | Fixed rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(222)
2023 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,345
2023 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	447
2023 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	278
2023 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(22)
2023 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(20)
2023 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	139
2023 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.73%
Interest rate (as a percent)	2.80%
2024 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,066
2024 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2024 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2024 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.47%
Interest rate (as a percent)	3.23%
2024 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 49
2024 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	9.39%
2024 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 97
2024 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (4)
2024 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 17
2024 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.55%
2024 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 116
2024 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.81%
2024 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 63
2024 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.23%
Interest rate (as a percent)	6.65%
2024 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 131
2024 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	9.70%
2024 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (246)
2024 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	38
2024 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	141
2024 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	17
2024 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	63
2024 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,028
2024 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(92)
2024 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	97
2024 | Fixed rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
2024 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	116
2024 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	63
2024 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	68
2024 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(246)
2024 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.62%
2025 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,500
2025 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2025 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2025 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.38%
Interest rate (as a percent)	0.00%
2025 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 796
2025 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.30%
2025 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 184
2025 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.08%
2025 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 165
2025 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(2.01%)
Interest rate (as a percent)	3.19%
2025 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 219
2025 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(87)
2025 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	796
2025 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(248)
2025 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,587
2025 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	184
2025 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	165
2025 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	467
2025 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.12%)
Interest rate (as a percent)	2.25%
2026 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,707
2026 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2026 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2026 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.70%
2026 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
2026 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.55%
2026 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,878)
2026 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.90%
2026 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 29
2026 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 8
2026 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.60%
2026 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 99
2026 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.36%
2026 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 159
2026 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 5
2026 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.80%
2026 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 87
2026 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,770
2026 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,874)
2026 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2026 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
2026 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,937
2026 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
2026 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
2026 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	29
2026 | Fixed rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	99
2026 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	159
2026 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	87
2026 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.56%)
Interest rate (as a percent)	1.13%
2027 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4,020
2027 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2027 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2027 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.70%
2027 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.32%
Interest rate (as a percent)	0.00%
2027 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 367
2027 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.38%
2027 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 139
2027 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.63%
Interest rate (as a percent)	0.00%
2027 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 25
2027 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 5
2027 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	206
2027 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	367
2027 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	25
2027 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
2027 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,814
2027 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6)
2027 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	139
2027 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.05%
Interest rate (as a percent)	1.80%
Subsequent years | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 17,344
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
Subsequent years | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.70%
Subsequent years | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (4)
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,874
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 99
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.50%)
Interest rate (as a percent)	0.00%
Subsequent years | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 460
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.05%
Interest rate (as a percent)	0.00%
Subsequent years | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 64
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.30%
Interest rate (as a percent)	8.09%
Subsequent years | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 459
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5,095
Subsequent years | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,874
Subsequent years | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	99
Subsequent years | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	460
Subsequent years | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	64
Subsequent years | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	429
Subsequent years | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12,249
Subsequent years | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
Subsequent years | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	30
Subsequent years | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | ARS | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0